Aristotle Portfolio Optimization Moderate Fund
Schedule of Investments
December 31, 2024 (Unaudited)

AFFILIATED OPEN-END FUNDS - 68.3%	Shares	Value
Affiliated Equity Open-End Funds - 34.0%
Aristotle Core Equity Fund - Class I (a)	5,713,972	$81,595,521
Aristotle Growth Equity Fund - Class I (a)	7,231,294	109,192,535
Aristotle International Equity Fund - Class I (a)	4,386,565	48,515,406
		239,303,462

Affiliated Fixed Income Open-End Funds - 34.3%
Aristotle Core Income Fund - Class I (a)	16,163,477	154,361,209
Aristotle Floating Rate Income Fund - Class I (a)	763,564	7,246,220
Aristotle High Yield Bond Fund - Class I (a)	3,882,312	35,872,561
Aristotle Short Duration Income Fund - Class I (a)	4,258,222	43,263,537
		240,743,527
TOTAL AFFILIATED OPEN-END FUNDS (Cost $426,113,991)		480,046,989

EXCHANGE TRADED FUNDS - 31.4%	Shares	Value
Equity Exchange Traded Funds - 28.1%
iShares MSCI EAFE Value ETF	134,216	7,042,313
iShares Russell 2000 Growth ETF	23,353	6,721,460
iShares Russell 2000 Value ETF	102,687	16,858,125
Vanguard FTSE All World ex-US Small-Cap ETF	91,085	10,427,411
Vanguard FTSE Emerging Markets ETF	239,439	10,544,894
Vanguard Mid-Cap Growth ETF	93,753	23,789,824
Vanguard Mid-Cap Value ETF	84,598	13,685,418
Vanguard Real Estate ETF	76,603	6,823,795
Vanguard Value ETF	602,196	101,951,783
		197,845,023

Fixed Income Exchange Traded Funds - 3.3%
iShares TIPS Bond ETF	67,534	7,195,748
Vanguard Emerging Markets Government Bond ETF	113,079	7,140,939
Vanguard Total Bond Market ETF	120,039	8,632,004
		22,968,691
TOTAL EXCHANGE TRADED FUNDS (Cost $195,135,082)		220,813,714

TOTAL INVESTMENTS - 99.7% (Cost $621,249,073)		700,860,703
Other Assets in Excess of Liabilities - 0.3%		2,381,847
TOTAL NET ASSETS - 100.0%		$703,242,550
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Affiliated security as defined by the Investment Company Act of 1940.